SIGNIFICANT ACCOUNTING POLICIES - Advertising (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Advertising
Advertising expense	$ 22	$ 20	$ 16
Direct-response advertising expense	4	3	$ 3
Capitalized advertising costs	$ 6	$ 5